Common and Preferred Stock	3 Months Ended
Mar. 31, 2022
Common And Preferred Stock [Abstract]
COMMON AND PREFERRED STOCK

12. COMMON AND PREFERRED STOCK

MoneyLion Class A Common Stock — Each holder of the shares of MoneyLion Class A Common Stock is entitled to one vote for each share of MoneyLion Class A Common Stock held of record by such holder on all matters on which stockholders generally are entitled to vote, as provide by the Company’s Certificate of Incorporation (as amended from time to time). The holders of the shares of MoneyLion Class A Common Stock do not have cumulative voting rights in the election of directors. Generally, all matters to be voted on by the holders of MoneyLion Class A Common Stock must be approved by a majority (or, in the case of election of directors, by a plurality) of the votes entitled to be cast present in person or represented by proxy, unless otherwise specified by law, the Company’s Certificate of Incorporation or Bylaws (as amended from time to time).

Subject to preferences that may be applicable to any outstanding preferred stock, the holders of shares of MoneyLion Class A Common Stock are entitled to receive ratably such dividends, if any, as may be declared from time to time by MoneyLion’s board of directors out of funds legally available therefor.

In the event of any voluntary or involuntary liquidation, dissolution or winding up of MoneyLion’s affairs, the holders of the shares of MoneyLion Class A Common Stock are entitled to share ratably in all assets remaining after payment of MoneyLion’s debts and other liabilities, subject to prior distribution rights of preferred stock or any class or series of stock having a preference over the shares of MoneyLion Class A Common Stock, then outstanding, if any.

The holders of shares of MoneyLion Class A Common Stock have no preemptive or conversion rights or other subscription rights. There are no redemption or sinking fund provisions applicable to the shares of MoneyLion Class A Common Stock. The rights, preferences and privileges of holders of shares of MoneyLion Class A Common Stock will be subject to those of the holders of any shares of the preferred stock MoneyLion may issue in the future.

Series A Redeemable Convertible Preferred Stock — Each holder of the shares of Series A Redeemable Convertible Preferred Stock (other than certain regulated holders subject to the Bank Holding Company Act of 1956, as amended) is entitled to vote as a single class with the holders of the MoneyLion Class A Common Stock and the holders of any other class or series of capital stock of MoneyLion then entitled to vote.

Holders of the Series A Redeemable Convertible Preferred Stock are entitled to a 30 cent cumulative annual dividend per share, payable at the Company’s election in either cash or MoneyLion Class A Common Stock (or a combination thereof), with any dividends on the MoneyLion Class A Common Stock valued based on the per share volume-weighted average price of the shares of MoneyLion Class A Common Stock on the NYSE for the 20 trading days ending on the trading day immediately prior to the date on which the dividend is paid.

Upon a liquidation of the Company, holders of the Series A Redeemable Convertible Redeemable Preferred Stock will be entitled to a liquidation preference of the greater of $10.00 per share or the amount per share that such holder would have received had the Series A Redeemable Convertible Preferred Stock been converted into MoneyLion Class A Common Stock immediately prior to the liquidation.

Shares of Series A Convertible Redeemable Preferred Stock are convertible into shares of MoneyLion Class A Common Stock on a one-for-one basis, subject to customary anti-dilution adjustments. The Series A Redeemable Convertible Preferred Stock (i) is convertible at any time upon the holder’s election and (ii) automatically converts into MoneyLion Class A Common Stock if the per share volume-weighted average price of the shares of MoneyLion Class A Common Stock on the NYSE equals or exceeds $10.00 on any 20 trading days (which may be consecutive or nonconsecutive) within any consecutive 30 trading day period that ends no later than the last day of the lockup period that applies to such shares of Series A Redeemable Convertible Preferred Stock.

Preferred Stock Issued Before the Business Combination — Each share of Legacy MoneyLion’s redeemable convertible preferred stock was convertible at the option of the holder, at any time and from time to time, and without the payment of additional consideration by the holder thereof, into a number of fully paid and non-assessable shares of Legacy MoneyLion Common Stock as could be determined by dividing the applicable original issue price by the applicable conversion price in effect at the time of conversion.

Pursuant to the Merger Agreement, all outstanding shares of Legacy MoneyLion’s redeemable convertible preferred stock automatically converted into 116,264,374 shares of MoneyLion Class A Common Stock after giving effect to the Exchange Ratio upon the Business Combination Closing. See Part II, Item 8 “Business Combination” in the Company’s Annual Report on Form 10-K for the fiscal year ended December 31, 2021 for further discussion of the Business Combination.